Finance expenses (Disclosure of detailed information about financial results) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Costs [Abstract]
Accretion of decommissioning liabilties	$ 19,589	$ 6,000
Interest on asset back preferred liability	1,857,351	0
Fair value change in development partnership liabilities	11,233,713	0
Interest on affiliate loan	0	63,185
Amortization of debt issuance costs	1,058,759	0
Interest on promissory notes	300,685	229,277
Accretion on lease liability	9,186	0
Interest Income	0	(7,601)
Interest on long-term debt	2,554,168	75,825
Finance income and expense (net)	$ 17,033,451	$ 366,686